Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000218403 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000218403 | 78462F103 | SPDR S&P 500 ETF Trust ETF
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000218403 | 38141W265 | Goldman Sachs Financial Square Government Fund, Administration Class
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000218403 | 76131D103 | Restaurant Brands International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218403 | 42226K105 | Healthcare Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218403 | 57667L107 | Match Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218403 | 44267T102 | Howard Hughes Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218403 | 513272104 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218403 | 29430C102 | Vestis Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218403 | 753422104 | Rapid7, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218403 | Consumer Discretionary17243V102
Holdings [Line Items]
Percent of Total Investments	24.70%
C000218403 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	56.70%
C000218403 | Cash & Equivalent38141W265
Holdings [Line Items]
Percent of Total Investments	18.60%
C000218403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218403 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218403 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218403 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000218403 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000218404 | 92343E102 | VeriSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218404 | 093671105 | H&R Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218404 | 74051N102 | Premier, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 103304101 | Boyd Gaming Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 100557107 | Boston Beer Company, Inc. (The), Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 61174X109 | Monster Beverage Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 912008109 | US Foods Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 552848103 | MGIC Investment Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218404 | 125269100 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218404 | 40412C101 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000218404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000218404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000218404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218404 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218404 | Financials09581B103
Holdings [Line Items]
Percent of Total Investments	96.60%
C000218404 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	0.10%
C000218404 | Equity OptionSPY P485_20260101_L_BTIG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218404 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000218404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000200720 | 92343E102 | VeriSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 093671105 | H&R Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 142339100 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 21874C102 | Core & Main, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 651639106 | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200720 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000200720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000200720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000200720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000200720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000200720 | Consumer Staples07831C103
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228396 | United States Treasury Bill, 3.73, 2025-05-08
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000228396 | United States Treasury Bill, 4.24, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228396 | DISH DBS Corporation, 5.25, 2026-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Tenneco, Inc., 8, 2028-11-17
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DISH DBS Corporation, 5.75, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | CCO Holdings, LLC / CCO Holdings Capital, 4.25, 2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | CCO Holdings, LLC / CCO Holdings Capital, 4.5, 2033-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Carnival Corporation, 6, 2029-05-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DaVita, Inc., 4.625, 2030-06-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | CCO Holdings, LLC / CCO Holdings Capital, 4.5, 2032-05-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000228396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000228396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228396 | Consumer Discretionary68245XAH2
Holdings [Line Items]
Percent of Total Investments	48.30%
C000228396 | U.S. Treasury Obligations912797NE3
Holdings [Line Items]
Percent of Total Investments	51.70%
C000228396 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000218405 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000218405 | 78464A300 | SPDR S&P 600 Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000218405 | 464287887 | iShares S&P Small-Cap 600 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218405 | 78464A201 | SPDR S&P 600 Small Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218405 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218405 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218405 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218405 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218405 | 78464A409 | SPDR Portfolio S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218405 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218405 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218405 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000218405 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218405 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218405 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218405 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218405 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218405 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218405 | Equity
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000218405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218405 | Energy05722G100
Holdings [Line Items]
Percent of Total Investments	39.90%
C000218405 | Equities464287887
Holdings [Line Items]
Percent of Total Investments	60.10%